Deferred charges	12 Months Ended
Dec. 31, 2011
Deferred Charges Disclosure [Abstract]
Deferred charges

6. Deferred charges

	December 31,	December 31,
	2011	2010
	$	$

Windstar senior secured notes	347,147	6,354,075
Windstar bridge financing	346,116	6,335,211
Corporate bridge financing	191,323	1,254,676
Kingman credit agreement	-	2,266,621
	884,586	16,210,583

Windstar senior secured notes

The Company changed the presentation of finance fees directly related to its Windstar senior secured notes with various institutional lenders (Note 12(a)) to deferred charges as at June 30, 2011. The Company previously netted $6,645,380 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. As at December 31, 2011, $6,298,233 (December 31, 2010 - $291,305) of the finance fees have been amortized and capitalized to power project development and under construction costs and will be amortized over the estimated period of construction ending February 2012.

Windstar bridge financing

The Company changed the presentation of finance fees directly related to its Windstar bridge financing (Note 12(b)) to deferred charges as at June 30, 2011. The Company previously netted $6,625,650 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. As at December 31, 2011, $6,279,534 (December 31, 2010 - $290,439) of the finance fees have been amortized and capitalized to power project development and under construction costs and will be amortized over the estimated period of construction ending February 2012.

Corporate bridge financing

The Company changed the presentation of finance fees directly related to its Corporate bridge financing (Note 12(c)) to deferred charges as at June 30, 2011. The Company previously netted $2,402,230 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. On November 14, 2011, another $220,000 in deferred charges were recorded in relation to the Company’s $2,000,000 corporate promissory note (Note 12(c)). As at December 31, 2011, $2,430,907 (December 31, 2010 -$1,147,554) of the finance fees have been amortized and capitalized to power project development and under construction costs and will be amortized over the estimated period of construction.

Kingman credit agreement

The Company changed the presentation of finance fees directly related to the Credit agreement with Keybank National Association (Note 12(d)) to deferred charges as at June 30, 2011. The Company previously netted $2,330,470 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. As at December 31, 2011, the finance fees have been fully amortized and capitalized to property and equipment (December 31, 2010 - $63,849).